Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA	SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

Selected financial data by calendar quarter were as follows (in millions):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2018
Total revenue	$3,020	$3,099	$3,081	$3,182	$12,382
Depreciation on vehicles subject to operating leases	(1,053)	(986)	(936)	(998)	(3,973)
Interest expense	(912)	(997)	(989)	(1,032)	(3,930)
Total financing margin and other revenue	1,055	1,116	1,156	1,152	4,479
Provision for credit losses	94	69	127	136	426
Net income	701	479	518	526	2,224

2019
Total revenue	$3,194	$3,188	$3,127	$3,114	$12,623
Depreciation on vehicles subject to operating leases	(924)	(894)	(894)	(923)	(3,635)
Interest expense	(1,121)	(1,114)	(1,081)	(1,073)	(4,389)
Total financing margin and other revenue	1,149	1,180	1,152	1,118	4,599
Provision for credit losses	33	63	93	107	296
Net income	603	613	571	441	2,228